Related party transactions - Narrative (Details) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Proceeds from the issuance of ordinary shares and warrants, net of costs		$ 0	$ 23,225,000
Existing investors and executives
Related Party Transaction [Line Items]
Proceeds from the issuance of ordinary shares and warrants, net of costs			$ 1,200,000
Consulting Services Fixed Fee | Director
Related Party Transaction [Line Items]
Fixed fee per month for consulting services	$ 3,000